RISK MANAGEMENT POLICIES - Paragraphs (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 ARS ($) item factor	Dec. 31, 2022 ARS ($)
Disclosure of Risk Management [line items]
Unrecoverable financial assets eliminated | $	$ 9,090,153	$ 24,494
Credit risk [member]
Disclosure of Risk Management [line items]
Economic capital calculation holding period	1 year
Factoring exposure holding period	6 months
Interest rate risk [member]
Disclosure of Risk Management [line items]
Number of proposed disturbance scenarios | item	6
Provision utilization holding period	90 days
Percentage of interest rate confidence level	99.00%
Liquidity risk [member]
Disclosure of Risk Management [line items]
Percentage to total portfolio	100.00%	100.00%
Number of key factors | factor	2
Liquidity stress level period	30 days
Minimum liquidity percentage	72.00%
Individuals [member] | Credit risk [member]
Disclosure of Risk Management [line items]
Percentage of credit risk confidence level	99.90%
Company [member] | Credit risk [member]
Disclosure of Risk Management [line items]
Percentage of credit risk confidence level	99.00%